Other Payables and Accruals	6 Months Ended
Jun. 30, 2026
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Accrued expenses	127,981	51,455	39,762
Other payables	283,276	359,936	278,136
GST payable, net	83,815	34,791	26,884
Other payables and accruals	495,072	446,182	344,782

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$200,000 and S$50,000 ($38,637) as of December 31, 2025 and June 30, 2026 respectively. For more information see “Note 18 — Commitments and Contingencies”.